Income Tax (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax (Textual)
Percentage of tax rate	10.00%
Cumulative net operating loss carry-forward	$ 4,580,203	$ 4,343,240	$ 2,858,009
Valuation allowance	$ 236,963	$ 1,556,422	$ 640,504
HONG KONG
Income Tax (Textual)
Percentage of tax rate	25.00%
Description of income tax law	AGM HK and AGMClub are subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong or 8.25% if the net profit under $2,000,000 for 2019 and beyond., and allowed to offset their future tax taxable income with taxable operating losses with carried forward indefinitely.
State Administration of Taxation, China [Member]
Income Tax (Textual)
Percentage of tax rate	25.00%
Description of income tax law	On March 16, 2007, the National People's Congress passed the Enterprise Income Tax Law ("the China EIT Law"), which was effective as of January 1, 2008.
Description of operating loss carryforward	AGM Beijing, AGM Tianjin, AGM Nanjing, Jiangsu AnYiWang, Beijing AnYiWang, Changzhou AnYiWang, Lianyungang AnYiWang, Tongshan Nanquan and Hubei AnYiWang are subject to 25% China statutory tax rate.
Uniform tax rate	25.00%
United Kingdom [Member]
Income Tax (Textual)
Percentage of tax rate	19.00%
Australian Taxation Office [Member]
Income Tax (Textual)
Percentage of tax rate	27.50%